Corporate information	12 Months Ended
Dec. 31, 2017
Corporate information
Corporate information

1.         Corporate information

Vale S.A. (the “Parent Company”) is a public company headquartered in the city of Rio de Janeiro, Brazil with securities traded on the stock exchanges of São Paulo — B3 S.A. (Vale3), New York - NYSE (VALE), Paris - NYSE Euronext (Vale3) and Madrid — LATIBEX (XVALO).

Vale S.A. and its direct and indirect subsidiaries (“Vale” or “Company”) are global producers of iron ore and iron ore pellets, key raw materials for steelmaking, and producers of nickel, which is used to produce stainless steel and metal alloys employed in the production of several products. The Company also produces copper, metallurgical and thermal coal, manganese ore, ferroalloys, platinum group metals, gold, silver and cobalt. The information by segment is presented in note 3.

On December 22, 2017 after the conversion of the class “A” preferred shares into common shares, the Company migrated to the special listing segment of B3 S.A. (“Novo Mercado”), and became a company with no defined controlling shareholder (further details in the notes 4 and 29). As of this date, Vale’s common shares are traded in the Novo Mercado.